Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies Policies
Use of estimates

To prepare our financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”), we are required to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In addition, significant estimates were made regarding the realization of deferred tax assets, the calculation of the fair value of stock options awarded, the estimation of the value of warrants issued in conjunction with capital stock or for services, and the projected realization of the carrying basis of our assets. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from the estimates and assumptions used.

Cash and cash equivalents

Our cash balances are not restricted from use and we have no investments or marketable securities during the periods reported. Marketable securities with maturities of three months or less are considered to be cash equivalents.

Research and development

Research and development costs, which are comprised of costs incurred in performing research and development activities including wages and associated employee benefits of employees engaged in research; the cost of consultants engaged in our research activities; the cost of developing methods to manufacture our investigational drug products; the costs of production of investigation drugs for use in research, animal and human testing; the costs of the testing of our products in animal models and in human testing; the cost of research conducted on our behalf at academic institutions; the depreciation of equipment used in research; the cost of obtaining patents for the protection of our intellectual property; and other costs associated with these activities. These costs are accounted for in accordance with Accounting Standards Codification (“ASC”) subtopic 730-10, “Research and Development,” which requires all research and development costs to be charged to expense as incurred.

Our agreements with both the manufacturer of our drug Prolanta and the organizations that will provide monitoring and regulatory services for our clinical trials provide that our capital stock was issued for part of the value of the total services rendered. The original value of the stock issued was recorded as a prepayment of future services and is expensed as the services are rendered. The remaining balance is reflected as prepaid services in the accompanying balance sheets.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. For financial reporting purposes, depreciation is recognized using the straight-line method, allocating the cost of the assets over their estimated useful lives of five years for laboratory equipment and three years for office furniture and equipment. As of December 31, 2017 and 2016, property and equipment was fully depreciated, and there was no depreciation expense recorded in either year.

Intangible assets

The costs of obtaining patent protection for our intellectual property are expensed as incurred given the uncertainty of successful development, ultimate regulatory approval and commercialization of products developed using this technology.

Deferred offering costs

Oncolix defers legal and certain other costs related to financing activities until the completion or termination of the offering. If the financing to which such costs are related is terminated, such costs are expensed. If the costs are related to a debt financing, the costs are amortized as additional interest expense over the period prior to maturity.

Concentrations of risk

We have engaged a contract manufacturer to develop methods of production of Prolanta and to produce quantities necessary for our animal and human testing. Accordingly, our operations are dependent upon the manufacturer’s ability to manufacture suitable quantities of Prolanta in compliance with regulatory requirements and within acceptable timeframes, and to maintain regulatory licenses for its operations. Failure to maintain such regulatory requirements would have a material impact on our operations. We incurred contract manufacturing costs to this manufacturer of $58,153 and $305,098 during the years ended December 31, 2017 and 2016, respectively.

Financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable and notes payable. We believe that the carrying amounts of the financial instruments classified as current assets and liabilities approximate their fair values because of their short-term nature. As discussed in Note 5, certain of our notes payable have a conversion feature at a discount to future equity offerings. We evaluate the carrying value of these notes payable at the closing of any offering to determine if an adjustment is appropriate. As of December 31, 2017, no adjustments were required.

Income taxes

We account for income taxes under the asset and liability method, which requires recognition of deferred tax assets, subject to valuation allowances, and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. A valuation allowance is established if it is more likely than not that all or a portion of the net deferred tax assets will not be realized.

If substantial changes in our ownership should occur, as defined in Section 382 of the Internal Revenue Code, there could be limitations on the amount of net loss and credit carry forwards that could be used to offset future taxable income. We believe the reverse merger on August 3, 2017, will restrict the use of accumulated tax attributes prior to such date, but this is not expected to affect our federal tax liability for the foreseeable future because of expected future tax losses given the early stage of development of Prolanta. In addition, a transfer of our capital stock held by GHC among its affiliated companies provided additional restrictions on the utilization of tax attributes.

We will recognize the impact of an uncertain tax position only if that position is more likely than not of being sustained upon examination by the taxing authority based on the technical merits of the position. We will account for interest and penalties relating to an uncertain tax position in the current period statement of operations, as necessary.

During December 2017, the US enacted the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”), which substantially reduced the federal tax rate for US corporations. The 2017 Tax Act also reduced the benefits available from the Orphan Drug Tax Credit. We previously have recorded a valuation allowance to fully offset our deferred tax assets, and this valuation allowance was adjusted during 2017 to offset the changes in deferred tax assets related to the 2017 Tax Act. Accordingly, the 2017 Tax Act did not have an effect on our results of operations or financial position.

Stock-based compensation

We maintained an equity compensation plan under which incentive stock options and non-qualified stock options were granted to employees, independent members of our Board of Directors and outside consultants. The right to make grants under this plan expired on December 31, 2016, and we expect a new plan will be adopted in 2018. During 2017, we issued a warrant as part of the compensation to a new director of the Company. See Note 3.

We recognize stock-based compensation in accordance with ASC topic 718, “Compensation”, for options and warrants granted as compensation.

Deferred compensation

The officers of the Company have voluntarily deferred the payment of certain compensation in varying amounts from 2012 through 2016, and the amounts of such deferral have varied with the financial resources available to Oncolix. During 2015, these officers agreed that the deferred compensation would be paid only from the proceeds of future equity offerings after 2017 or from the sale of assets, and not be paid using the existing current assets of the Company. Accordingly, the cumulative unpaid compensation is included in the accompanying condensed balance sheets as a non-current liability, deferred compensation. As of December 31, 2017 and 2016, $1,268,013 is reflected as deferred compensation in the accompanying condensed balance sheets.

Rent expense

We lease administrative offices in Houston, Texas under a lease which expires on March 31, 2019. Rent expense for the years ended December 31, 2017 and 2016 was $42,149 and $42,083, respectively. The remaining rental obligation under the lease is $40,680 in 2018 and $10,248 in 2019.

Recent accounting standards

On February 25, 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases. ASU No. 2016-02 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet for all leases of property, plant and equipment with lease terms greater than 12 months. Prior to this accounting standard, only capital leases were recognized on the balance sheet. ASU No. 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and early adoption is permitted. This ASU must be applied using a retrospective approach upon adoption. The Company believes this ASU will not have a significant effect on its financial statements.

During July 2017, the FASB issued ASU 2017-11, which addresses certain provisions regarding the determination of whether financial instruments are derivatives. Early adoption by the Company was permitted, and retrospective treatment was required. There was no retrospective effect related to the Company’s early adoption, but the accounting treatment of the notes and warrants issued in August 2017 as well as the company’s Series A Preferred Stock was affected. See Notes 3 and 5.